Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Total	Allocated Capital [Member]	Reserve for Exchange Differences in Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve of Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Amounts Recognized in Other Comprehensive Income and Accumulated in Equity Related to Non-current Assets or Groups of Assets for Disposal Classified as Held for Sale [Member]	Other Miscellaneous Reserves [Member]	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Equity beginning balance at Dec. 31, 2014	$ 3,084,065,791	$ 2,229,108,975	$ 11,443,966	$ (66,850,863)		$ 14,046		$ (873,486,367)	$ (928,879,218)	$ 1,171,971,677	$ 2,472,201,434	$ 611,864,357
Comprehensive income
Profit (loss)	346,968,164									251,838,410	251,838,410	95,129,754
Other comprehensive income	(95,460,269)		979,726	(54,652,189)	$ (4,111,061)	789		(346,602)	(58,129,337)		(58,129,337)	(37,330,932)
TOTAL COMPREHENSIVE INCOME	251,507,895										193,709,073	57,798,822
Dividends	(133,813,131)									(93,477,653)	(93,477,653)	(40,335,478)
Increase (decrease) from other changes	140,228				4,111,061			24,307,542	28,418,603	(8,169,955)	20,248,648	(20,108,420)
Total changes in equity	117,834,992		979,726	(54,652,189)		789		23,960,940	(29,710,734)	150,190,802	120,480,068	(2,645,076)
Equity ending balance at Dec. 31, 2015	3,201,900,783	2,229,108,975	12,423,692	(121,503,052)		14,835		(849,525,427)	(958,589,952)	1,322,162,479	2,592,681,502	609,219,281
Comprehensive income
Profit (loss)	565,271,116									384,159,865	384,159,865	181,111,251
Other comprehensive income	47,891,771		(2,137,753)	40,843,826	(4,297,479)	(4,880)		(7,012,310)	27,391,404		27,391,404	20,500,367
TOTAL COMPREHENSIVE INCOME	613,162,887										411,551,269	201,611,618
Dividends	(227,160,166)									(145,636,016)	(145,636,016)	(81,524,150)
Increase (decrease) from other changes	(124,909,862)		(1,063,006)	4,440,756	4,297,479		$ 1,632,724	(113,202,383)	(103,894,430)	8,688,963	(95,205,467)	(29,704,395)
Total changes in equity	261,092,859		(3,200,759)	45,284,582		(4,880)	1,632,724	(120,214,693)	(76,503,026)	247,212,812	170,709,786	90,383,073
Equity ending balance at Dec. 31, 2016	3,462,993,642	2,229,108,975	9,222,933	(76,218,470)		9,955	1,632,724	(969,740,120)	(1,035,092,978)	1,569,375,291	2,763,391,288	699,602,354
Comprehensive income
Profit (loss)	523,417,911									349,382,642	349,382,642	174,035,269
Other comprehensive income	69,423,985		(2,246,550)	43,368,734	1,174,811	1,329			42,298,324		42,298,324	27,125,661
TOTAL COMPREHENSIVE INCOME	592,841,896										391,680,966	201,160,930
Dividends	(263,271,862)									(168,327,161)	(168,327,161)	(94,944,701)
Increase (decrease) from other changes	(5,602,019)				$ (1,174,811)		(1,632,724)	(1,728,359)	(4,535,894)	1,174,811	(3,361,083)	(2,240,936)
Total changes in equity	323,968,015		(2,246,550)	43,368,734		1,329	$ (1,632,724)	(1,728,359)	37,762,430	182,230,292	219,992,722	103,975,293
Equity ending balance at Dec. 31, 2017	$ 3,786,961,657	$ 2,229,108,975	$ 6,976,383	$ (32,849,736)		$ 11,284		$ (971,468,479)	$ (997,330,548)	$ 1,751,605,583	$ 2,983,384,010	$ 803,577,647